Summary of Significant Accounting Policies (Details) ¥ in Millions			6 Months Ended			12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for uncollectable balance amount			$ 820,177			$ 791,827
Inventory reserve			38,295			120,286
Deferred initial public offering costs			728,055	¥ 5		$ 702,890	¥ 5
Research and development expenses			2,268,335		$ 144,461
Advertising expenses			1,340,368		8,219,488
Recognized amount of tax benefit rate			50
Investment income			$ 173,740		$ 342,318
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of vat rate			13.00%	13.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest	5.00%	5.00%	20.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment amount	$ 700,000	¥ 5